Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000027930 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[1]
C000027930 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[1]
C000027930 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[1]
C000027930 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[1]
C000027930 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[1]
C000027930 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[1]
C000027930 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[1]
C000027930 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[1]
C000027930 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[1]
C000027930 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[1]
C000027932 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
C000027932 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[2]
C000027932 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[2]
C000027932 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[2]
C000027932 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[2]
C000027932 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[2]
C000027932 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[2]
C000027932 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[2]
C000027932 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[2]
C000027932 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[2]
C000152821 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[3]
C000152821 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[3]
C000152821 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[3]
C000152821 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[3]
C000152821 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[3]
C000152821 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[3]
C000152821 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[3]
C000152821 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[3]
C000152821 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[3]
C000152821 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[3]
C000079046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[4]
C000079046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[4]
C000079046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[4]
C000079046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[4]
C000079046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[4]
C000079046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[4]
C000079046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[4]
C000079046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[4]
C000079046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[4]
C000079046 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[4]
C000027933 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[5]
C000027933 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.10%	[5]
C000027933 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.10%	[5]
C000027933 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[5]
C000027933 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.10%	[5]
C000027933 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.10%	[5]
C000027933 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.50%	[5]
C000027933 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	30.60%	[5]
C000027933 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%	[5]
C000027933 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	2.40%	[5]

[1]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.